AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 98.8%
Communication Services - 2.4%
Gray Television, Inc.	255,276	$3,655,553
IMAX Corp. (Canada)*	154,885	2,186,976

Total Communication Services		5,842,529
Consumer Discretionary - 10.3%
Academy Sports & Outdoors, Inc.	67,075	2,829,223
Boot Barn Holdings, Inc.*	68,312	3,993,520
First Watch Restaurant Group, Inc.*	181,205	2,623,848
Group 1 Automotive, Inc.[1]	32,144	4,592,413
LCI Industries	21,020	2,132,689
Leslie's, Inc.*,1	158,705	2,334,551
Noodles & Co.*	345,104	1,621,989
Signet Jewelers, Ltd.	26,495	1,515,249
Topgolf Callaway Brands Corp.*	153,234	2,951,287

Total Consumer Discretionary		24,594,769
Consumer Staples - 3.3%
BJ's Wholesale Club Holdings, Inc.*	52,527	3,824,491
Central Garden & Pet Co.*	114,230	4,116,849

Total Consumer Staples		7,941,340
Energy - 5.0%
Earthstone Energy, Inc.*,1	193,453	2,383,341
Magnolia Oil & Gas Corp., Class A1	117,935	2,336,292
Matador Resources Co.[1]	65,021	3,180,827
ProPetro Holding Corp.*	252,564	2,033,140
Solaris Oilfield Infrastructure, Inc., Class A	217,165	2,032,665

Total Energy		11,966,265
Financials - 28.6%
Ameris Bancorp	109,636	4,901,826
Atlantic Union Bankshares Corp.	131,129	3,983,699
Cathay General Bancorp	84,572	3,252,639
City Holding Co.[1]	37,499	3,325,786
Community Bank System, Inc.	61,200	3,676,896
Enterprise Financial Services Corp.	72,740	3,203,470
Federal Agricultural Mortgage Corp., Class C	34,615	3,431,731
First Financial Bancorp	137,304	2,894,368
First Interstate BancSystem, Inc., Class A	128,915	5,201,720
International Bancshares Corp.	84,413	3,587,553
James River Group Holdings, Ltd. (Bermuda)	55,412	1,263,948
OceanFirst Financial Corp.	205,318	3,827,128
Pacific Premier Bancorp, Inc.	138,524	4,288,703
Piper Sandler Cos.	34,422	3,605,360
PJT Partners, Inc., Class A	36,721	2,453,697
	Shares	Value

Selective Insurance Group, Inc.[1]	65,725	$5,350,015
Stifel Financial Corp.	62,485	3,243,596
Walker & Dunlop, Inc.	54,830	4,590,916
WesBanco, Inc.	69,433	2,316,979

Total Financials		68,400,030
Health Care - 11.2%
Albireo Pharma, Inc.*,1	120,450	2,331,912
Arcutis Biotherapeutics, Inc.*	171,527	3,277,881
BioCryst Pharmaceuticals, Inc.*	210,009	2,646,113
Integer Holdings Corp.*	51,949	3,232,786
Ligand Pharmaceuticals, Inc.*	27,695	2,384,817
NeoGenomics, Inc.*	193,030	1,661,988
SeaSpine Holdings Corp.*	390,688	2,219,108
Supernus Pharmaceuticals, Inc.*	116,156	3,931,881
Tenet Healthcare Corp.*	99,333	5,123,596

Total Health Care		26,810,082
Industrials - 15.5%
Atkore, Inc.*	30,606	2,381,453
CACI International, Inc., Class A*	16,295	4,253,973
CBIZ, Inc.*	100,304	4,291,005
Columbus McKinnon Corp.	103,102	2,697,148
Comfort Systems USA, Inc.	31,353	3,051,587
Herc Holdings, Inc.	21,560	2,239,653
Hillenbrand, Inc.	67,941	2,494,794
ICF International, Inc.	45,523	4,962,917
Primoris Services Corp.	124,320	2,020,200
RBC Bearings, Inc.*	14,765	3,068,315
Terex Corp.	86,060	2,559,424
UFP Industries, Inc.	41,787	3,015,350

Total Industrials		37,035,819
Information Technology - 4.8%
American Software, Inc., Class A	215,858	3,306,944
Power Integrations, Inc.	46,755	3,007,282
Silicon Laboratories, Inc.*	18,357	2,265,988
Viavi Solutions, Inc.*	225,160	2,938,338

Total Information Technology		11,518,552
Materials - 3.7%
Minerals Technologies, Inc.	43,571	2,152,843
Orion Engineered Carbons, S.A. (Luxembourg)	210,351	2,808,186
Schnitzer Steel Industries, Inc., Class A	68,260	1,942,680
Worthington Industries, Inc.[1]	54,768	2,088,851

Total Materials		8,992,560

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 10.2%
Agree Realty Corp., REIT	49,870	$3,370,215
Four Corners Property Trust, Inc., REIT	152,503	3,689,048
Getty Realty Corp., REIT	125,857	3,384,295
Independence Realty Trust, Inc., REIT	326,447	5,461,458
Lexington Realty Trust, REIT	174,234	1,595,983
STAG Industrial, Inc., REIT	95,590	2,717,624
Summit Hotel Properties, Inc., REIT	224,685	1,509,883
Xenia Hotels & Resorts, Inc., REIT	190,986	2,633,697

Total Real Estate		24,362,203
Utilities - 3.8%
IDACORP, Inc.	37,761	3,738,717
NorthWestern Corp.	53,493	2,636,135
Southwest Gas Holdings, Inc.	41,084	2,865,609

Total Utilities		9,240,461

Total Common Stocks (Cost $234,972,323)		236,704,610

Principal Amount
Short-Term Investments - 2.0%
Joint Repurchase Agreements - 1.0%[2]
Citigroup Global Markets, Inc., dated 09/30/22, due 10/03/22, 2.980% total to be received $480,290 (collateralized by various U.S. Treasuries, 0.000% - 4.250%, 01/26/23 - 05/15/48, totaling $489,774)	$480,171	480,171
	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 09/30/22, due 10/03/22, 3.180% total to be received $1,000,265 (collateralized by various U.S. Government Agency Obligations, 0.400% - 7.500%, 10/15/23 - 05/15/61, totaling $1,020,270)	$1,000,000	$1,000,000
National Bank Financial, dated 09/30/22, due 10/03/22, 3.090% total to be received $1,000,258 (collateralized by various U.S. Treasuries, 0.000% - 3.875%, 10/03/22 - 09/09/49, totaling $1,020,088)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,480,171
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.900% total to be received $2,300,556 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $2,346,063)	2,300,000	2,300,000

Total Short-Term Investments (Cost $4,780,171)		4,780,171
Total Investments - 100.8% (Cost $239,752,494)		241,484,781
Other Assets, less Liabilities - (0.8)%		(2,016,087)
Net Assets - 100.0%		$239,468,694

*	Non-income producing security.
[1]	Some of these securities, amounting to $14,915,619 or 6.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$236,704,610	—	—	$236,704,610
Short-Term Investments
Joint Repurchase Agreements	—	$2,480,171	—	2,480,171
Repurchase Agreements	—	2,300,000	—	2,300,000
Total Investments in Securities	$236,704,610	$4,780,171	—	$241,484,781

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,915,619	$2,480,171	$12,985,636	$15,465,807
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.250%	10/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.